15. TRADE AND OTHER RECEIVABLES (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables Details 2
Allowance for the impairment of trade receivables, beginning	$ 429	$ 88
Allowance for impairment	289	252
Decreases	(45)	(30)
Reversal of unused amounts	(1)	(23)
Reclassification to assets held for sale	(115)	0
Increase for purchases of subsidiaries	0	142
Allowance for the impairment of trade receivables, ending	$ 557	$ 429